Transactions and Balances with Related Parties (Details) - USD ($)		12 Months Ended
	Nov. 17, 2022	Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Cooperation agreement with clearmind amount		$ 208
Balance owed to Clearmind		$ 55
Invested amount	$ 1,500,000
Exchange common shares (in Shares)	230,769
Clearmind outstanding share capital percentage	9.33%